Pension arrangements (Details) - Football League Pension and Life Assurance Scheme - GBP (£)	1 Months Ended	6 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Aug. 31, 2023
Pension arrangements
Total deficit on actuarial valuation					£ 20,600,000
Contribution to current accrual of benefits		£ 0
Total contributions paid by Group based on actuarial valuation		581,000
Percentage of increase in contributions	5.00%
Present value of outstanding contributions to pension arrangements		1,071,000	£ 1,362,000
Within 1 year
Pension arrangements
Present value of outstanding contributions to pension arrangements		581,000	580,000	£ 579,000
Due after 1 year
Pension arrangements
Present value of outstanding contributions to pension arrangements		£ 490,000	£ 782,000	£ 198,000